Segment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment [Abstract]
Schedule of segment information
(dollar amounts in thousands)	Three months ended March 31,
Revenues	2014	2013
Applications and infrastructure	$3,876	$2,029
Professional services	4,943	9,214
Cloud and managed services	5,256	-
Total	$14,075	$11,243

Operating Income (Loss) by Segment	Three months ended March 31,
	2014	2013
Applications and infrastructure	$577	$250
Professional services	(476)	504
Cloud and managed services	(1,175)	-
Corporate	(1,657)	(451)
Total	$(2,731)	$303

Total Assets by Segment
	March 31, 2014	December 31, 2013
Applications and infrastructure	$18,383	$21,341
Professional services	20,159	22,278
Cloud and managed services	38,366	-
Corporate	2,986	17,071
Total	$79,894	$60,690

Goodwill
	March 31, 2014	December 31, 2013
Applications and infrastructure	$6,596	$6,596
Professional services	10,474	10,474
Cloud and managed services	17,174	-
Total	$34,244	$17,070

Gross Profit	Three months ended March 31,
	2014	2013
Applications and infrastructure	$1,673	$1,107
Professional services	957	1,859
Cloud and managed services	1,304	-
Total	$3,934	$2,966

Interest Expense	Three months ended March 31,
	2014	2013
Applications and infrastructure	$20	$21
Professional services	1	3
Corporate	3,256	1,270
Total	$3,277	$1,294

Revenues by Segment by Geographic Region	For the Period Ended March 31, 2014
	Domestic	Foreign	Total
Applications and infrastructure	$3,085	$791	$3,876
Professional services	4,901	42	4,943
Cloud and managed services	5,256	-	5,256
Total	$13,242	$833	$14,075

Revenues by Segment by Geographic Region	For the Period Ended March 31, 2013
	Domestic	Foreign	Total
Specialty contracting services	$2,029	$-	$2,029
Telecommunications staffing services	8,742	472	9,214
Total	$10,771	$472	$11,243

Operating Income (Loss) by Segment by Region	For the Period Ended March 31, 2014
	Domestic	Foreign	Total
Applications and infrastructure	$288	$289	$577
Professional services	(480)	4	(476)
Cloud and managed services	(1,175)	-	(1,175)
Corporate	(1,657)	-	(1,657)
Total	$(3,024)	$293	$(2,731)

Operating Income (Loss) by Segment by Region	For the Period Ended March 31, 2013
	Domestic	Foreign	Total
Specialty contracting services	$250	$-	$250
Telecommunications staffing services	428	76	504
Corporate	(451)	-	(451)
Total	$227	$76	$303

Gross Profit by Segment by Region	For the Period Ended March 31, 2014
	Domestic	Foreign	Total
Applications and infrastructure	$1,334	$338	$1,672
Professional services	949	9	958
Cloud and managed services	1,304	-	1,304
Total	$3,587	$347	$3,934

Gross Profit by Segment by Region	For the Period Ended March 31, 2013
	Domestic	Foreign	Total
Specialty contracting services	$1,107	$-	$1,107
Telecommunications staffing services	1,769	90	1,859
Total	$2,876	$90	$2,966

	Year ended December 31,
	2013	2012
Revenue by Segment
Specialty contracting services	$18,224,317	$6,513,763
Telecommunication staffing services	33,183,227	10,575,786
Total	$51,407,544	$17,089,549

Operating Income (Loss) by Segment
Specialty contracting services	$2,427,369	$(699,459)
Telecommunication staffing services	1,069,808	820,375
Corporate	(9,837,945)	(2,929,373)
Total	$(6,340,768)	$(2,808,457)

Total Assets by Segment
Specialty contracting services	$21,341,243	$16,933,296
Telecommunication staffing services	22,277,926	23,809,382
Corporate	17,070,887	2,573,586
Total	$60,690,056	$43,316,264

Gross Margin
Specialty contracting services	$7,253,636	$2,784,764
Telecommunication staffing services	6,873,864	2,336,570
Total	$14,127,500	$5,121,334

	Year ended December 31, 2013
	Domestic	Foreign	Total
Revenues by Segment by Geographic Region
Specialty contracting services	$15,324,299	$2,900,017	$18,224,316
Telecommunication staffing services	32,004,664	1,178,564	33,183,228
Total	$47,328,963	$4,078,581	$51,407,544

	Year ended December 31, 2012
	Domestic	Foreign	Total
Revenues by Segment by Geographic Region
Specialty contracting services	$6,513,763	$-	$6,513,763
Telecommunication staffing services	9,688,861	886,925	10,575,786
Total	$16,202,624	$886,925	$17,089,549

	Year ended December 31, 2013
	Domestic	Foreign	Total
Operating Income (Loss) by Segment by Geographic Region
Specialty contracting services	$1,509,090	$918,279	$2,427,369
Telecommunication staffing services	880,695	189,113	1,069,808
Corporate	(9,837,945)	-	(9,837,945)
Total	$(7,448,160)	$1,107,392	$(6,340,768)

	Year ended December 31, 2012
	Domestic	Foreign	Total
Operating Income (Loss) by Segment by Geographic Region
Specialty contracting services	$(699,459)	$-	$(699,459)
Telecommunication staffing services	605,232	215,143	820,375
Corporate	(2,929,373)	-	(2,929,373)
Total	$(3,023,600)	$215,143	$(2,808,457)

	Year ended December 31, 2013
	Domestic	Foreign	Total
Gross Profit by Segment by Geographic Region
Specialty contracting services	$6,175,755	$1,077,881	$7,253,636
Telecommunication staffing services	6,649,557	224,307	6,873,864
Total	$12,825,312	$1,302,188	$14,127,500

	Year ended December 31, 2012
	Domestic	Foreign	Total
Gross Profit by Segment by Geographic Region
Specialty contracting services	$2,784,764	$-	$2,784,764
Telecommunication staffing services	2,095,567	241,003	2,336,570
Total	$4,880,331	$241,003	$5,121,334